July 2, 1999



Securities and Exchange Commission
Branch of Document Control
450 Fifth Street N.W.,
Washington, DC 20549

VIA EDGAR

Subject: Certification under Rule 497(j) - The AAL Mutual Funds
         File No. 33-12911, File No. 811-5075


Dear Ladies and Gentleman:

The undersigned hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to 497(c) upon the Post-Effective Amendment No. 32 to the Registrant's registration statement on Form N1-A would not have differed from that contained in said amendment to such registration statement that was filed electronically on June 25, 1999.

Please direct any comments or questions  concerning this certification to Steven
J. Fredricks, Esq. at (920) 734-5721 extension 6864.

Sincerely,

/s/ Steven J. Fredricks

Steven J Fredricks
Attorney III
AAL Capital Management Corporation